Effects of new IFRS applicable for the first time and in future periods	12 Months Ended
Sep. 30, 2021
Applicability Of Accounting Standards [Abstract]
Effects of new IFRS applicable for the first time and in future periods
3. Effects of new IFRS applicable for the first time and in future periods
Standards to be applied in future periods
The new and amended standards and interpretations that have been published, but not yet effective, are disclosed below. The Group intends to adopt these new and amended standards and interpretations, if applicable, when they become effective.

Standard / Interpretation	Effective date
Interest Rate Benchmark Reform – Phase 2 (Amendments to IFRS 9, IAS 39, IFRS 7, IFRS 4 and IFRS 16)	1/1/2021
COVID-19-Related Rent Concessions beyond 30 June 2021 (Amendment to IFRS 16)	1/4/2021
The amendments to the standards and interpretations presented are expected to have only an insignificant impact on the consolidated financial statements and are therefore not discussed further.
Standards applied for the first time in the current financial statements
The following standards and interpretations were applied for the first time to these consolidated financial statements.

Standard / Interpretation
Amendments to References to the Conceptual Framework in IFRS Standards
Definition of a Business (Amendments to IFRS 3)
Definition of Material (Amendments to IAS 1 and IAS 8)
Interest Rate Benchmark Reform (Amendments to IFRS 9, IAS 39 and IFRS 7)
COVID-19-Related Rent Concessions (Amendment to IFRS 16)
Amendments to References to the Conceptual Framework in IFRS Standards
The revised Framework is more comprehensive than the old one – its aim is to provide the Board with the full set of tools for standard setting. It covers all aspects of standard setting from the objective of financial reporting, to presentation and disclosures.
Definition of a Business (Amendments to IFRS 3)
This amended IFRS 3 to narrow and clarify the definition of a business, and to permit a simplified assessment of whether an acquired set of activities and assets is a group of assets rather than a business. The amendments confirmed that a business must include inputs and a process and clarified that the process must be substantive and the inputs and process must together significantly contribute to creating outputs. It narrowed the definitions of a business by focusing the definition of outputs on goods and services provided to customers and other income from ordinary activities, rather than on providing dividends or other economic benefits directly to investors or lowering costs. It added a test that makes it easier to conclude that a company has acquired a group of assets, rather than a business, if the value of the assets acquired is substantially all concentrated in a single asset or group of similar assets.
Definition of Material (Amendments to IAS 1 and IAS 8)
The amendments clarify the definition of material and its application by aligning the wording of the definition of material across all IFRS Standards and other publications and making minor improvements to that wording. They are including some of the supporting requirements in IAS 1 Presentation of Financial Statements in the definition to give them more prominence and clarifying the explanation accompanying the definition of material.
Interest Rate Benchmark Reform (Amendments to IFRS 9, IAS 39 and IFRS 7)
The amendments require qualitative and quantitative disclosures to enable users of financial statements to understand how an entity’s hedging relationships are affected by the uncertainty arising from interest rate benchmark reform.
COVID-19-Related
Rent Concessions (Amendment to IFRS 16)
The amendment permitted lessees, as a practical expedient, not to assess whether particular rent concessions occurring as a direct consequence of the covid-19
pandemic are lease modifications and instead to account for those rent concessions as if they are not lease modifications. The amendment did not affect lessors.
There are no material effects with regards to all above-mentioned standards and interpretations to be applied for the first time.